Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	2 Months Ended		3 Months Ended			4 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 03, 2020	Feb. 21, 2018	Mar. 31, 2020	Mar. 20, 2017	Mar. 17, 2017	Apr. 30, 2016	Sep. 30, 2018	Nov. 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 01, 2019	Sep. 19, 2016	Feb. 04, 2015
Due from affiliate, current									$ 14,614	$ 19,710
Due from affiliate, non current									5,328	0
Due to affiliate, current									6,353	37,063
Due to affiliate									130,538	0
Due to affiliate, non current									5,000	67,154
Deferred gain recognized in Statement of Comprehensive Income									(9,185)	(80,205)	$ 4,399
Loan receivable from affiliate companies									24,495	46,089
Current portion of long-term debt									50,110	69,051
Accrued interest									35,926	40,903
Repayment of loan payable to affiliate companies									(13,420)	0	(55,132)
Current portion of loan payable to affiliate companies									24,715	0
Outstanding balance									1,581,756	1,843,912
Navios Partners
Due to affiliate, current									5,000	34,765
Due to affiliate, non current									5,000	17,891
Unamortized deferred gain for vessels and rights sold									6,285	8,126
Deferred gain recognized in Statement of Comprehensive Income									1,842	1,828	$ 1,892
Navios Acquisition
Due from affiliate, current									1,460	10,113
Due to affiliate, non current									$ 0	13,847
Navios Midstream
Description of the option to acquire Navios Midstream									Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2019, Navios Holdings had not exercised any part of that option.
Navios Containers
Due from affiliate, current									$ 4,065	0
Due to affiliate, non current									0	7,862
NSM
Due from affiliate, non current									5,328	0
Due to affiliate, current									$ 1,353	0
Navios Acquisition Loan
Line of credit facility issuance date									Sep. 19, 2016
Maximum borrowing capacity									$ 70,000
Line Credit Facility Arrangement Fees									700
Repayment of loan payable to affiliate companies								$ (55,132)				$ 50,000
Navios Acquisition Loan | Navios Logistics
Ownership percentage of Navios Holdings														78.50%
Navios Revolving Loans I Transfer
Due to affiliate, non current									0	35,417
Consideration received					$ 33,473
Debt instrument unamortized premium					12,089				$ 0	8,359
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies					21,384
Long-term liability recognized					33,473
Proceeds from transfer of debt					$ 4,050
Number of shares issued-common stock					13,076,923
Consideration equity component					$ 29,423
Share Repurchase Program
General partnership interests													1,754,981
Minimum | Navios Midstream
Ownership percentage of Navios Holdings									25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings															20.00%
Secured Credit Facility | Navios Logistics
Line of credit facility issuance date									Apr. 25, 2019
Maximum borrowing capacity									$ 50,000
Line Credit Facility Arrangement Fees									$ 500
Debt instrument maturity date									Apr. 30, 2021
Amount drawn down	$ 70,000
Line of Credit Facility, Increase									$ 20,000
Secured Credit Facility | Navios Logistics | First year
Interest rate description									12.75%
Secured Credit Facility | Navios Logistics | Second year
Interest rate description									14.75%
Secured Credit Facility | Navios Logistics | If certain conditions are met
Debt instrument maturity date									Dec. 31, 2024
Interest rate description									10.00%
Secured Credit Facility | NSM
Face amount at issuance date									$ 141,795
Issuance date/Date of agreement									Aug. 29, 2019
Fixed interest rate									5.00%
Long-term debt term									5 years
Current portion of long-term debt									$ 47,000
Accrued interest									2,163
Repayment of loan payable to affiliate companies									13,420
Current portion of loan payable to affiliate companies									$ 22,552
Repayment frequency									quarterly
Outstanding balance									$ 128,375
Secured Credit Facility | NSM | Deferred principal payment | First or second year
Fixed interest rate									7.00%
Outstanding balance									$ 20,000
Secured Credit Facility | NSM | Deferred principal payment | Third year
Fixed interest rate									7.00%
Outstanding balance									$ 10,000
2022 Notes
Face amount at issuance date									$ 650,000
Issuance date/Date of agreement									Nov. 29, 2013
Fixed interest rate									7.375%
Extinguishment Of Debt Amount			$ 20,782				$ 35,661		$ 81,235
2022 Notes | Secured Credit Facility | Navios Logistics
Extinguishment Of Debt Amount	$ 18,726
2022 Senior Secured Notes
Face amount at issuance date									$ 305,000
Issuance date/Date of agreement									Nov. 21, 2017
Fixed interest rate									11.25%
Navios Partners
Number of shares issued-common stock		18,422,000		47,795,000
Navios Partners | Navios Partner Credit Facility
Line of credit facility issuance date									May 31, 2015
Maximum borrowing capacity									$ 60,000
Credit facility outstanding amount									$ 0	0
Interest rate description									LIBOR plus 300 basis points
Loan margin percentage									3.00%
Credit facility maturity date									Jan. 02, 2017
Amount drawn down						$ 21,000
Navios Europe I
Proceeds From Related Party Debt									$ 13,420
Due from affiliate									$ 0	12,013
Due from affiliate, current										7,769
Due from affiliate, non current										4,244
Ownership percentage of Navios Holdings									47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage									12.70%
Loan receivable from affiliate companies									$ 0	19,125
Payments to fund loans									4,000	8,000
Navios Europe II
Due from affiliate									20,712	5,312
Due from affiliate, current									13,154
Due from affiliate, non current									$ 7,558	5,782
Due to affiliate, current										470
Ownership percentage of Navios Holdings									47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage									18.00%
Loan receivable from affiliate companies									$ 16,938	$ 16,938
Available amount of loan facility									4,503
Navios Europe II | Navios Revolving Loans II | Maximum | Funding Commitment
Available amount of loan facility									$ 4,503